Related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Related parties assets	$ 2	$ 3
Trade Payables and Leases	14,020	30,194
Related parties liabilities	4,204	3,935
Trade accounts receivable	885	852
Cash and cash equivalents	42,422	6,744
Dividends payable	3,707	2,830
Cash and cash equivalents current	42,422	6,744
Trade accounts receivable, current	885	852
Trade Payables and Leases, current	10,994	28,747
Dividends payable, current	3,707	2,830
Related parties' liabilities, noncurrent	2	3
Trade Payables and Leases, non current	3,026	1,447
Total assets and liabilities	2	3
Votorantim S. A. [Member]
IfrsStatementLineItems [Line Items]
Related parties assets	2	3
Trade Payables and Leases	101	1,985
Related parties liabilities	3,658	2,522
Auren Comercializadora De Energia Ltda [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	907
Campos Novos Energia SA [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	7,104	14,835
Companhia Brasileira De Aluminio [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	70
Related parties liabilities	7
Trade accounts receivable	299	193
Group Andrade Gutierrez [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases		10,908
Scotiabank Peru S.A.A [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	5,404	2,202
Cash and cash equivalents	42,422	6,744
Votorantim Cimentos SA [Member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	412	137
Trade accounts receivable	586	653
Votorantim International CSC SAC [Member]
IfrsStatementLineItems [Line Items]
Related parties liabilities	420	891
Other related parties [member]
IfrsStatementLineItems [Line Items]
Trade Payables and Leases	22	127
Related parties liabilities	119	522
Trade accounts receivable		6
Dividends payable	$ 3,707	$ 2,830